Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The following is a reconciliation of income taxes at the statutory rate (21% in 2018 and 35% in both 2017 and 2016) to the provision for income taxes as shown in GALIC’s Statement of Earnings (dollars in millions):

	2018		2017		2016
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT

Earnings before income taxes (“EBT”)	$256		$381		$367

Income taxes at statutory rate	$54	21%	$133	35%	$128	35%
Effect of permanent items	(7)	(3%)	(4)	(1%)	(1)	—%
Effect of change in U.S. corporate tax rate	—	—%	(24)	(6%)	—	—%
Provision for income taxes as shown in the statement of earnings	$47	18%	$105	28%	$127	35%

The Tax Cuts and Jobs Act of 2017 (“TCJA”), which was enacted on December 22, 2017, lowered the U.S corporate tax rate to 21% and made other widespread changes to the U.S. tax code effective in 2018. Because the TCJA was enacted in December 2017, GALIC recorded the $24 million decrease in its net deferred tax liability resulting from the changes in the tax code (primarily the lower corporate tax rate applicable to 2018 and future years) in the fourth quarter of 2017.

At the time it was enacted, the TCJA was subject to further clarification and interpretation by the U.S. Treasury Department and the Internal Revenue Service. The resulting transitional deferred tax liability (taxes payable over eight years under the TCJA) was recorded at December 31, 2017 using reasonable estimates based on available information and was considered provisional in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 118 (“SAB 118”). Because the established transition liability was completely offset by an increase in related deferred tax assets, the adjustment to the final amount when the factors were published in 2018 did not impact GALIC’s effective tax rate. In accordance with SAB 118, the transitional deferred tax liability (and offsetting adjustment to the related deferred tax assets) and all other changes in deferred taxes resulting from clarification and interpretation of the TCJA were recorded in 2018 in the period in which the guidance was published and did not have a material impact on GALIC’s effective tax rate. As a result, GALIC’s implementation of the TCJA is complete as of December 31, 2018.

GALIC’s 2012 — 2018 tax years remain subject to examination by the IRS.

GALIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2018, 2017 and 2016.

The total income tax provision (credit) consists of (in millions):

	2018	2017	2016
Current taxes:
Federal	$130	$183	$185
State	3	3	4
Deferred taxes:
Federal	(86)	(57)	(62)
Impact of change in U.S. corporate tax rate	—	(24)	—
Provision for income taxes	$47	$105	$127

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the GALIC’s Balance Sheet at December 31 were as follows (in millions):

	2018			2017
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$521	$3	$524	$447	$29	$476
Other, net	8	—	8	15	(3)	12
Total deferred tax assets	529	3	532	462	26	488
Deferred tax liabilities:
Investment securities	(23)	(22)	(45)	(9)	(269)	(278)
Deferred policy acquisition costs	(248)	8	(240)	(243)	91	(152)
Insurance claims and reserves transition liability	(79)	—	(79)	(91)	—	(91)
Total deferred tax liabilities	(350)	(14)	(364)	(343)	(178)	(521)
Net deferred tax asset (liability)	$179	$(11)	$168	$119	$(152)	$(33)

The likelihood of realizing deferred tax assets is reviewed periodically. There was no valuation allowance against deferred tax assets as of December 31, 2018 and 2017.

GALIC did not have a liability for uncertain tax positions during 2018, 2017 or 2016.

Cash payments for income taxes, net of refunds, were $106 million, $217 million and $236 million for 2018, 2017 and 2016, respectively.